STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2020 USD ($)
CC NEUBERGER PRINCIPAL HOLDINGS I
Cash Flows from Operating Activities:
Net loss	$ (3,839,607)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor pursuant to note payable	8,868
Net gain from investments held in Trust Account	(49,527)
Changes in operating assets and liabilities:
Prepaid expenses	137,685
Accrued expenses	2,066,537
Accounts payable	445,831
Net cash used in operating activities	(1,230,213)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(414,000,000)
Net cash used in investing activities	(414,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party	(125,206)
Proceeds received from related party	24,399
Proceeds received from initial public offering, gross	414,000,000
Proceeds received from private placement	10,280,000
Payment of offering costs	(8,493,662)
Net cash provided by financing activities	415,685,531
Net increase in cash	455,318
Cash - beginning of the period	0
Cash - end of the period	455,318
Supplemental disclosure of noncash investing and financing activities:
Offering costs issued in exchange of Class B ordinary shares to Sponsor	25,000
Offering costs included in accrued expenses	81,145
Offering costs included in accounts payable	375,000
Offering costs funded with note payable	116,338
Prepaid expenses included in accounts payable	440,000
Deferred underwriting commissions in connection with the initial public offering	14,490,000
Deferred legal fees	947,087
Initial value of ordinary shares subject to possible redemption	394,712,480
Change in value of ordinary shares subject to possible redemption	$ (3,775,320)